Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 7,527	$ 8,751